Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents, and restricted cash	¥ 105,845	¥ 80,461	$ 15,083	¥ 77,179	$ 10,997	¥ 72,434
Allowances for accounts receivable	300			300
Other income	¥ 1,900	300
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	10 years		10 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for accounts receivable	¥ 300			300
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue	5,200			¥ 6,200
Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		17,300
Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		16,100
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	¥ 41,690
Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		10,200
Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		¥ 8,400
Before May 1, 2018 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	17.00%
From May 1, 2018 to April 1, 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	16.00%
After April 1, 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	13.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1		1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.0176		7.0176